4600 Syracuse St., Suite 1100 Denver, Colorado 80237 (720) 493-4256

October 9, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Partners Funds Group II (the “Registrant”)
(File Nos. 333-00295; 811-07495)

Ladies and Gentlemen:

On behalf of Transamerica Partners Institutional Mid Value, Transamerica Partners Institutional Large Core and Transamerica Partners Institutional Large Value (collectively the “Funds”), each a series of the above referenced Registrant, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), a supplement containing risk/return summary information in an interactive data format that mirrors risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on September 24, 2014 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 0001193125-14-351692). Such supplement is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated September 24, 2014 in XBRL for the Funds in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Should you have any questions or comments regarding this filing, please contact the undersigned at (720) 493-4256.

Very truly yours,

/s/ Tané Tyler

Tané T. Tyler

Vice President, Assistant General Counsel,

Chief Legal Officer and Secretary

Transamerica Asset Management, Inc.